Average Annual Total Returns{- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-15 - Franklin Liberty Short Duration U.S. Government ETF	Liberty Short Duration U.S. Government ETF Return Before Taxes Past 1 year	Liberty Short Duration U.S. Government ETF Return Before Taxes Past 5 years	Liberty Short Duration U.S. Government ETF Return Before Taxes Since Inception	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Past 1 year	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Past 5 years	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Since Inception	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Past 1 year	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Past 5 years	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Since Inception	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.98%	1.79%	1.48%	2.35%	0.84%	0.60%	1.77%	0.94%	0.73%	3.14%	1.92%	1.50%